Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Schedule of provisions
€’000
At December 31, 2023	609
Derecognition on deconsolidation	(609)
Additions	742
At December 31, 2024	742
Additions	1,144
At June 30, 2025	1,827